Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Personnel Expenses

Details of personnel expenses for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Salaries and wages	~~W~~	2,418,869	2,704,217	2,720,014
Other employee benefits		459,730	483,704	500,169
Contributions to National Pension plan		69,588	73,061	75,668
Expenses related to defined benefit plan and defined contribution plan(*)		220,962	198,241	180,737

	~~W~~	3,169,149	3,459,223	3,476,588

(*)	The expense related to the define contribution plan for the year ended December 31, 2018 is ~~W~~857 million.